Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest and similar income
Interest on loan portfolio		S/ 3,274,402	S/ 3,769,716	S/ 3,830,595
Impact from the modification of contractual cash flows due to the loan rescheduling schemes	[1]	120,193	(134,376)
Interest on investments at fair value through other comprehensive income		928,660	769,718	723,796
Interest on investments at amortized cost		130,326	116,338	93,454
Dividends on financial instruments		101,736	103,294	74,698
Interest on due from banks and inter-bank funds		46,273	35,906	121,550
Other interest and similar income		4,035	4,371	3,123
Total		4,605,625	4,664,967	4,847,216
Interest and similar expenses
Interest on bonds, notes and other obligations		(433,774)	(390,586)	(455,784)
Interest and fees on deposits and obligations		(334,212)	(522,357)	(705,824)
Interest and fees on obligations with financial institutions		(156,490)	(181,675)	(175,753)
Deposit insurance fund fees		(70,670)	(56,177)	(45,199)
Interest on lease payments, Note 8(e)		(14,004)	(15,288)	(16,568)
Other interest and similar expenses		(48,787)	(26,201)	(24,835)
Total		S/ (1,057,937)	S/ (1,192,284)	S/ (1,423,963)

[1]	For rescheduled loans, during 2020, Interbank recalculated the carrying amount of these financial assets as the present value of the modified contractual cash flows, discounted at the loan’s original effective interest rate. The impact of the recalculation as of December 31, 2020 amounted approximately to S/134,376,000 of lower interest income.